Share-based awards- Share options (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2017 $ / shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2015 $ / shares	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥) shares
Additional disclosure
Share-based compensation expense | ¥		¥ 15,995		¥ 16,082		¥ 13,028
Options
Number of share options
Outstanding at beginning of year		17,707,328
Granted		275,000
Exercised		(5,262,533)
Cancelled/forfeited/expired		(1,006,792)
Outstanding at end of year		11,713,003		17,707,328
Vested and exercisable							2,144,259
Vested and expected to vest							11,347,974
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 54.37
Granted | $ / shares	78.71
Exercised | $ / shares	41.04
Cancelled/forfeited/expired | $ / shares	42.68
Outstanding at end of year | $ / shares	61.94		$ 54.37
Vested and exercisable | $ / shares	59.15
Vested and expected to vest | $ / shares	61.42
Weighted average remaining contractual life
Weighted average remaining contractual life, outstanding		5 years		5 years 7 months 6 days
Weighted average remaining contractual life, vested and exercisable		4 years 10 months 24 days
Weighted average remaining contractual life, vested and expected to vest		5 years
Additional disclosure
Unvested options early exercised							1,141,875
Aggregate intrinsic value of all outstanding options | ¥							¥ 3,704
Aggregate intrinsic value of options that were vested and exercisable | ¥							719
Aggregate intrinsic value of options that were vested and expected to vest | ¥							3,629
Weighted average grant date fair value of share options | $ / shares	$ 22.89		$ 28.65		$ 23.07
Total grant date fair value of options vested | ¥		¥ 348		¥ 602		134
Aggregate intrinsic value of share options exercised | ¥		1,799		556		488
Cash received from option exercises under the share option plans | ¥		287		693		313
Share-based compensation expense | ¥		¥ 524		¥ 578		¥ 1,152
Fair value assumptions
Risk-free interest rate, minimum		1.23%		1.24%		1.38%
Risk-free interest rate, maximum		1.30%		1.79%		1.99%
Expected dividend yield		0.00%		0.00%		0.00%
Expected volatility, minimum		31.70%		33.40%		35.00%
Expected volatility, maximum		33.20%		35.70%		40.80%
Unamortized compensation costs | ¥							¥ 566
Weighted average period over which unamortized compensation costs expected be recognized		2 years 4 months 24 days
Minimum | Options
Fair value assumptions
Expected life (years)				4 years 3 months		4 years 3 months
Maximum | Options
Fair value assumptions
Expected life (years)		4 years 4 months 17 days		5 years 9 months		5 years 9 months
Non-employees | Options
Number of share options
Outstanding at beginning of year		384,116
Outstanding at end of year		347,513		384,116